SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2026 shares	Nov. 30, 2023 EUR (€)	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2025 EUR (€) shares company	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)					129,220	88,189
Vesting percentages (percent)					100.00%
Number of other equity instruments outstanding in share-based payment arrangement (shares)					195,419	248,912	291,323
Number of other equity instruments forfeited in share-based payment arrangement (shares)					23,600	13,304
Granted (in shares)					99,327	59,082
Common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			112,851	70,888
Equity Incentive Plan 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (shares)				0
Equity Incentive Plan 2021 - 2023, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)				41,338
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)				122.00%
Equity Incentive Plan 2021 - 2023, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)				29,550
Equity Incentive Plan 2022 - 2024, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			91,414
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)			149.00%
Equity Incentive Plan 2022 - 2024, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			21,437
Equity Incentive Plan 2023 - 2025, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2023 - 2025, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					58,000
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Equity Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)	76,397
Percentage of target awards that vest (percent)	145.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Number of companies in industry specific peer group | company					11
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2023 - 2025, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2023 - 2025, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)					22,000
Equity Incentive Plan 2023 - 2025, Restricted Stock Units | Equity Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)	18,876
Equity Incentive Plan 2024 - 2026, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2024-2026, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)						41,000
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Number of companies in industry specific peer group | company					11
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2024-2026, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2024 - 2026, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)						15,000
Equity Incentive Plan 2025 - 2027, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period					3 years
Equity Incentive Plan 2025 - 2027, Performance Stock Units And Restricted Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2025 - 2027, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					33,000
Fair value of awards (in Euro per share) | €					€ 365.2
Equity Incentive Plan 2025 - 2027, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					40.00%
Equity Incentive Plan 2025 - 2027, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					20.00%
Equity Incentive Plan 2025 - 2027, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2025 - 2027, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)					50.00%
Equity Incentive Plan 2025 - 2027, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					13,000
Fair value of awards (in Euro per share) | €					€ 376.95
Broad-Based Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)					14,343	24,715
Share-based payment arrangement, maximum grant amount | €		€ 2,000
Share-based compensation arrangement, maximum employee stock option, period		36 months
Percentage of initial allocation value of additional shares granted in share-based payment arrangement		15.00%
Expense from share-based payment transactions with employees | €					€ 6,538,000	€ 875,000	€ 10,222,000
Granted (in shares)					2,055	2,796
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)							6,838
Number of other equity instruments forfeited in share-based payment arrangement (shares)						279	1,309
Fair value of awards (in Euro per share) | €						€ 203